FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial instruments
Net realized gains of Level 3 assets	₽ 992	₽ 1,843	₽ 3,063
Net unrealized (losses)/gains of Level 3 assets and liabilities	(5,103)	776	1,091
Level 1 | Notes
Fair value of financial instruments
Assets	21,715	25,687
Level 2 | Securities
Fair value of financial instruments
Liabilities	(2,450)
Level 2 | Securities
Fair value of financial instruments
Assets	24,494	21,093
Level 2 | Derivative instruments
Fair value of financial instruments
Assets	761	4,737
Level 2 | Cross-currency swaps
Fair value of financial instruments
Assets	719	4,627
Level 2 | interest rate swaps
Fair value of financial instruments
Assets	42
Level 2 | Currency forwards, swaps and options
Fair value of financial instruments
Assets		110
Level 2 | Embedded derivatives in a lease agreement
Fair value of financial instruments
Assets	82	434
Level 3
Fair value of financial instruments
Net realized gains of Level 3 assets	1,032	2,263	3,083
Net realized losses of Level 3 liabilities	(40)	(420)	(20)
Net unrealized (losses)/gains of Level 3 assets	(1,446)	385	1,130
Net unrealized (losses)/gains of Level 3 liabilities	(3,657)	391	₽ (39)
Level 3 | Call and put options
Fair value of financial instruments
Liabilities	(2,780)
Level 3 | Contingent consideration
Fair value of financial instruments
Liabilities	(1,220)	(383)
Level 3 | Investment in equity
Fair value of financial instruments
Assets	2,208	1,228
Level 3 | Contingent consideration
Fair value of financial instruments
Assets	473	1,867
Level 3 | Call and put options
Fair value of financial instruments
Assets	₽ 112	₽ 112